Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
28.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Condensed Balance Sheets

	As of December 31,
	Note	2019	2020	2020
		RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents		2,774,681	5,101,693	781,869
Short-term investments		1,237,730	263,005	40,307
Prepayments and other assets		16,849	9,313	1,427
Amounts due from entities within the Group		17,967,978	20,666,711	3,167,312

Total current assets		21,997,238	26,040,722	3,990,915

Total non-current assets		—	—	—

Total assets		21,997,238	26,040,722	3,990,915

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Convertible senior notes		—	4,752,061	728,285
Accrued expenses and other liabilities		99,823	89,905	13,779

Total current liabilities		99,823	4,841,966	742,064

Non-current liabilities
Convertible senior notes	15	12,296,868	11,926,715	1,827,849
Other non-current liabilities		29,533	15,383	2,357

Total non-current liabilities		12,326,401	11,942,098	1,830,206

Total liabilities		12,426,224	16,784,064	2,572,270

Commitments and contingencies	18
Shareholders’ equity:
Class A ordinary shares (US$0.00001 par value; 94,000,000,000 shares authorized as of December 31, 2019 and 2020, respectively; 2,603,890,438 and 2,900,519,681 shares issued as of December 31, 2019 and 2020, respectively; 2,259,125,125 and 2,609,809,545 shares outstanding as of December 31, 2019 and 2020, respectively)	20	142	165	25
Class B ordinary shares (US$0.00001 par value; 5,000,000,000 and 5,000,000,000 shares authorized as of December 31, 2019 and 2020, respectively; 2,876,391,396 and 2,876,391,396 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	20	183	183	28
Additional paid-in capital		41,298,328	47,687,483	7,308,427
Accumulated deficit	21	(33,834,357)	(40,973,853)	(6,279,518)
Accumulated other comprehensive income	26	2,106,718	2,542,680	389,683

Total shareholders’ equity		9,571,014	9,256,658	1,418,645

Total liabilities and shareholders’ equity		21,997,238	26,040,722	3,990,915

Condensed Statements of Comprehensive Loss

	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Operating costs and expenses:
Selling, general and administrative	(48,253)	(14,946)	(36,408)	(5,580)

Operating loss
Share of losses of subsidiaries, VIEs and VIEs’ subsidiaries	(8,573,048)	(9,593,221)	(7,320,787)	(1,121,960)
Interest income	260,360	133,930	24,343	3,731
Interest expenses	(25,550)	(603,449)	(642,718)	(98,501)
Foreign exchange (loss)/gain, net	(694,907)	(118,439)	913,974	140,073
Other (expense)/income, net	(28,378)	(127,204)	23,235	3,562

Net loss	(9,109,776)	(10,323,329)	(7,038,361)	(1,078,675)

Accretion of redeemable convertible preferred shares	(298,990)	—	—	—
Accretion of redeemable noncontrolling interests	—	(1,542)	(7,087)	(1,086)

Net loss attributable to ordinary shareholders	(9,408,766)	(10,324,871)	(7,045,448)	(1,079,761)

Other comprehensive income
Foreign currency translation adjustments	1,787,553	227,048	436,068	66,830
Unrealized losses on available-for-sale debt securities	(733)	(276)	(106)	(16)

Total other comprehensive income, net of tax	1,786,820	226,772	435,962	66,814

Comprehensive loss	(7,322,956)	(10,096,557)	(6,602,399)	(1,011,861)

Condensed Statements of Cash Flows

	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash provided by/(used for) operating activities	87,322	(122,370)	(836,700)	(128,230)
Net cash used for investing activities	(17,575,740)	(7,268,873)	(6,634,576)	(1,016,793)
Net cash provided by financing activities	19,703,701	7,489,321	9,804,491	1,502,604
Effect of exchange rate changes on cash, cash equivalents and restricted cash	269,735	95,695	(6,203)	(950)

Net increase in cash, cash equivalents and restricted cash	2,485,018	193,773	2,327,012	356,631
Cash, cash equivalents and restricted cash at the beginning of the year	95,890	2,580,908	2,774,681	425,238
Cash, cash equivalents and restricted cash at the end of the year	2,580,908	2,774,681	5,101,693	781,869

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323. The subsidiaries, VIEs and VIEs’ subsidiaries losses are reported as “Share of losses of subsidiaries, VIEs and VIEs’ subsidiaries” on the condensed statements of comprehensive loss. Under the equity method of accounting, the Company’s carrying amount of its investment in subsidiaries for its share of the subsidiaries, VIEs and VIEs’ subsidiaries cumulative losses was reduced to nil as of December 31, 2019 and 2020, respectively and the carrying amount of “Amounts due from entities within the Group” was further adjusted and the Company committed to provide financial support to its VIEs as disclosed in Note 1.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.

The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.